Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 02, 2025 USD ($) $ / shares	Feb. 28, 2025 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation and Human Resources Committee’s stock compensation award policy requires all grants of stock compensation to be made at set times, generally based on the timing of regularly scheduled meetings. We do not maintain policies or practices on the timing of awards of options in relation to the disclosure of material nonpublic information. The Compensation and Human Resources Committee does not take material nonpublic information into account when determining the timing and terms of such awards and has not timed the disclosure of material nonpublic information for purposes of affecting the value of executive compensation.
The Company does not pay dividend equivalents on performance shares granted to employees. Unvested shares of RSUs receive dividend equivalents, which are subject to the same terms as the RSUs and will be forfeited if the underlying RSUs do not vest. The determination to pay dividend equivalents on RSUs was made after considering market practices.
The aggregate number of shares subject to stock compensation awards made in 2025 for all employees was less than 1% of the Company’s shares outstanding at the end of 2025.
As required by SEC rules, we are providing the following information regarding stock option grants made to Patrick Conway, M.D. during fiscal year 2025 because this grant was made two days prior to the filing of our Current Report on Form 8-K dated June 2, 2025.
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market
price of the securities underlying the award
between the trading day ending
immediately prior to the disclosure of
material nonpublic information and the
trading day beginning immediately
following the disclosure of material
nonpublic information

Patrick Conway, M.D.	6/2/2025(1)	6,550	304.72	500,027	-12.9%

(1)
As part of Dr. Conway’s promotion, he received a stock award equal to $2.0 million in June 2025 to bridge his February 2025 annual grant of $6.0 million to his 2025 annual stock target of $8.0 million. See page 39 for more information. The stock option grant disclosed in this table was awarded at a regularly-scheduled meeting of the Compensation and Human Resources Committee, consistent with the Company’s stock compensation award policy.

Award Timing Method	The Compensation and Human Resources Committee’s stock compensation award policy requires all grants of stock compensation to be made at set times, generally based on the timing of regularly scheduled meetings. We do not maintain policies or practices on the timing of awards of options in relation to the disclosure of material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation and Human Resources Committee does not take material nonpublic information into account when determining the timing and terms of such awards and has not timed the disclosure of material nonpublic information for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market
price of the securities underlying the award
between the trading day ending
immediately prior to the disclosure of
material nonpublic information and the
trading day beginning immediately
following the disclosure of material
nonpublic information

Patrick Conway, M.D.	6/2/2025(1)	6,550	304.72	500,027	-12.9%

(1)
As part of Dr. Conway’s promotion, he received a stock award equal to $2.0 million in June 2025 to bridge his February 2025 annual grant of $6.0 million to his 2025 annual stock target of $8.0 million. See page 39 for more information. The stock option grant disclosed in this table was awarded at a regularly-scheduled meeting of the Compensation and Human Resources Committee, consistent with the Company’s stock compensation award policy.

Patrick Conway, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name			Patrick Conway, M.D.
Underlying Securities			6,550
Exercise Price | $ / shares			$ 304.72
Fair Value as of Grant Date | $	$ 8,000,000	$ 2,000,000	$ 500,027	$ 6,000,000
Underlying Security Market Price Change			(12.9)